PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	September 30, 2016	December 31, 2015
Software / website development	$8,219	$8,219
Equipment	141,125	136,585
Leasehold improvements	104,166	104,166
Property and equipment, gross	253,510	248,970
Accumulated depreciation	(81,552)	(40,620)
Property and equipment, net	$171,958	$208,350

Depreciation expense for the three months ended September 30, 2016 and 2015 was approximately $14,000 and $12,000, respectively.

Depreciation expense for the nine months ended September 30, 2016 and 2015 was approximately $41,000 and $26,000, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	December 31, 2015	December 31, 2014
Software / website development	$8,219	$2,139
Equipment	136,585	35,698
Leasehold improvements	104,166	24,092

Property and equipment, gross	248,970	61,929
Accumulated depreciation	(40,620)	(1,255)
Property and equipment, net	$208,350	$60,674

Depreciation expense for the years ended December 31, 2015 and 2014 was $39,365 and $1,255, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	December 31,
	2014	2013
Software	$2,139	$-
Equipment	35,698	-
Leasehold improvements	24,092	-

Property and equipment, gross	61,929	-
Accumulated depreciation	(1,255)	-
Property and equipment, net	$60,674	$-

Depreciation expense for the year ended December 31, 2014 was $1,255.